Operating Expenses - Schedule Of Operating Expenses By Nature (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization	$ 1,291	$ 1,234	$ 1,173
Other operating expenses	784	1	205
Operating expenses	3,522	3,585	3,590
Operating Expenses [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Transportation costs	1,564	1,656	1,703
Payroll	1,192	1,117	1,088
Professional legal, accounting and advisory services	303	270	273
Depreciation and amortization	244	226	204
Maintenance, repairs and supplies	110	111	98
Office supplies, utilities and rental expenses	75	80	85
Expected credit losses	5	15	11
Other operating expenses	29	110	128
Operating expenses	$ 3,522	$ 3,585	$ 3,590